Recent Accounting Pronouncements	6 Months Ended
Jun. 30, 2011
Recent Accounting Pronouncements [Abstract]
Recent Accounting Pronouncements

NOTE 10. RECENT ACCOUNTING PRONOUNCEMENTS

In January 2011, the FASB issued Accounting Standards Update No. 2011-01, Deferral of the Effective Date of Disclosures about Troubled Debt Restructurings in Update No. 2010-20 ("ASU No. 2011-01"). ASU 2011-01 temporarily delays the effective date of troubled debt restructuring disclosures required by ASU 2010-20 for public companies. The disclosures regarding troubled debt restructurings will be effective for interim and annual periods ending after June 15, 2011. ASU No. 2011-01 will have an impact on the Company's disclosures, but not its financial position or results of operations.

In April 2011, the FASB issued Accounting Standards Update No. 2011-02, A Creditor's Determination of Whether a Restructuring is a Troubled Debt Restructuring ("ASU No. 2011-02"). ASU 2011-02 provides additional clarification for creditors in evaluating whether or not a debt restructuring involves a concession and whether a debtor is experiencing financial difficulties, both of which are the basis for determining whether a restructuring constitutes a troubled debt restructuring. The amendments will be effective for the first interim or annual period beginning on or after June 15, 2011. ASU 2011-02 also requires disclosure of those items deferred in ASU 2011-01 for interim and annual periods beginning on or after June 15, 2011. ASU No. 2011-02 will have an impact on the Company's disclosures, but not its financial position or results of operations.

In April 2011, the FASB also issued Accounting Standards Update No. 2011-03, Transfers and Servicing; Reconsideration of Effective Control for Repurchase Agreements ("ASU No. 2011-03"). ASU 2011-03 removes from the assessment of effective control the criterion requiring the transferor to have the ability to repurchase or redeem the financial assets on substantially the agreed terms, even in the event of default by the transferee, and the collateral maintenance implementation guidance related to that criterion. ASU 2011-03 is effective for interim and annual periods beginning on or after December 15, 2011 and is not expected to impact the Company's disclosures, financial position or results of operations.

In May 2011, the FASB issued Accounting Standards Update No. 2011-04, Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs ("ASU No 2011-04"). ASU 2011-04 provides common principles and requirements for disclosing information about fair value measurements in accordance with U.S. GAAP and IFRSs. ASU 2011-04 is effective for interim and annual periods beginning on or after December 15, 2011 and is expected to impact the Company's disclosures but not its financial position or results of operations.

In June 2011, the FASB issued Accounting Standards Update No. 2011-05, Presentation of Comprehensive Income ("ASU No 2011-04"). ASU 2011-05 provides entities with the option of presenting comprehensive income in a single, continuous statement of comprehensive income or in two separate but consecutive statements. This update eliminates the option of presenting comprehensive income as part of the statement of changes in stockholders' equity. ASU 2011-05 is effective for interim and annual periods beginning on or after December 15, 2011 and is not expected to impact the Company's disclosures, financial position or results of operations.